Share-based Payments - Summary of Details of Share-based Payments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
15th grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option		₩ 32,397
Total compensation costs		5,005
Employee wage negotiation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option		30,950
Total compensation costs		₩ 40,083
16th grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option	₩ 36,941
Total compensation costs	₩ 6,222